Other liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Other liabilities	Note 19. Other liabilities

Skr mn	Dec 31, 2025	Dec 31, 2024
Liability against the State for CIRR-loans and concessionary loans	3,037	3,673
Cash payables, debt purchases	181	207
Other	446	610
Total	3,664	4,490